Severance Indemnities and Pension Plans (Aggregated Accumulated Benefit Obligations) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,784,837	¥ 1,758,736
Foreign Offices and Subsidiaries [Member] | Pension Benefits and Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 475,522	¥ 457,591